Risk Management	6 Months Ended
Jun. 30, 2019
Description Of Objectives Policies And Processes For Managing Risk [Abstract]
Risk Management

23. RISK MANAGEMENT

Cenovus is exposed to financial risks, including market risk related to commodity prices, foreign exchange rates, interest rates as well as credit risk and liquidity risk.

To manage exposure to interest rate volatility, the Company entered into interest rate swap contracts related to expected future debt issuances. In the six months ended June 30, 2019, the Company unwound the remaining US$150 million of its interest rate swaps, resulting in a risk management loss of $1 million. To mitigate the Company’s exposure to foreign exchange rate fluctuations, the Company periodically enters into foreign exchange contracts. There were no notional foreign exchange contracts outstanding as at June 30, 2019.

As at June 30, 2019, approximately 96 percent of the Company’s accruals, joint operations, trade receivables and net investment in finance leases were investment grade, and over 99 percent were outstanding for less than 60 days. The average expected credit loss on the Company’s accruals, joint operations, trade receivables and net investment in finance leases were 0.3 percent as at June 30, 2019.

Net Fair Value of Risk Management Positions

As at June 30, 2019	Notional Volumes	Terms	Average Price	Fair Value Asset (Liability)
Crude Oil Contracts
WTI Collars	19,000 bbls/d	January – December 2019	US$50.00-US$62.08/bbl	(5)
Other Financial Positions (1)				11
Total Fair Value				6
(1)	Other financial positions are part of ongoing operations to market the Company's production. As at June 30, 2019, other financial positions consist of WCS and condensate instruments.

Sensitivities – Risk Management Positions

The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to fluctuations in commodity prices, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility. The impact of fluctuating commodity prices on the Company’s open risk management positions could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00 per bbl Applied to WTI and Condensate Hedges	(1)	(1)
Crude Oil Differential Price	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	(4)	4